Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Other services segment generates revenue from providing roadside assistance services and software development services to customers.

The following table presents summary information by segments for the Company’s continuing operations for the six months ended June 30, 2022 and 2021, respectively:

	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Other services	Total
Revenue	$2,027,806	320,779	111,014	430,180	2,889,779
Cost of goods sold	1,792,470	461,857	45,286	215,361	2,514,974
Gross profit (loss)	235,336	(141,078)	65,728	214,819	374,805
Interest expense and charges	102,531	35,580	4,417	47,227	189,755
Interest income	1,899	43	44	307	2,293
Depreciation and amortization	70,724	373,873	1,257	88,311	534,165
Capital expenditures	(6,696)	0	-	173,535	166,839
Income tax expenses	-	-	10,013.00	18,754.00	28,767.00
Segment loss	(3,692,157)	(821,405)	(30,046)	(1,225,237)	(5,768,846)
Segment assets as of June 30, 2022	$14,785,402	13,177,842	79,016	5,855,663	33,897,923

	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Other services	Total
Revenue	$1,146,818	608,014	-	-	1,754,832
Cost of goods sold	933,205	703,494	-	-	1,636,699
Gross profit	213,612	(95,479)	-	-	118,133
Interest expense and charges	157,695	18,322	119,528	-	295,545
Interest income	1,410	23	33	-	1,466
Depreciation and amortization	76,429	300,555	440	-	377,424
Capital expenditures	39,887	-	-	-	39,887
Income tax expenses	-	-	-	-	0
Segment loss	(4,868,167)	(1,547,591)	(900,161)	-	(7,315,919)
Segment assets as of June 30, 2021	$9,162,607	44,730,680	99,358	1,251	53,993,896